Introduction, Presentation, and Other Information - B/S reconciliation, etc. (Details) - EUR (€) € in Millions	Jan. 02, 2018	Dec. 31, 2018	Dec. 31, 2017	Nov. 01, 2017	Sep. 08, 2017	Jul. 03, 2017	Dec. 31, 2016	Nov. 04, 2016	Dec. 31, 2015
Assets [abstract]
Cash, cash balances at Central Banks and other deposits on demand	€ 110,995	€ 113,663	€ 110,995				€ 76,454		€ 77,751
Financial assets held for trading	125,618	92,879	125,458				148,187
Non-trading financial assets mandatorily at fair value through profit or loss	4,987	10,730
Financial assets designated at fair value through profit or loss	42,075	57,460	34,782				31,609
Financial assets at fair value through other comprehensive income	126,353	121,091
Financial assets available-for-sale			133,271				116,774
Financial assets at amortised cost	909,094	946,099
Loans and receivables			903,013				840,004
Held-to-maturity investments			13,491				14,468
Investments	6,150		6,184
Other assets (**)	117,797		117,111
TOTAL ASSETS	1,443,069	1,459,271	1,444,305				1,339,125
Liabilities [abstract]
Financial liabilities held for trading	107,634	70,343	107,624				108,765
Financial liabilities designated at fair value through profit or loss	59,616	68,058	59,616				40,263
Financial liabilities at amortised cost	1,126,069	1,171,630	1,126,069				1,044,240
Hedging derivatives, Liabilities	8,034	6,363	8,044				8,156
Changes in the fair value of hedged items in portfolio hedges of interest rate risk, Liabilities	330	303	330				448
Provisions	14,686	13,225	14,489				14,459		14,494
Other liabilities	21,338		21,300
TOTAL LIABILITIES	1,337,707	1,351,910	1,337,472				1,236,426
Shareholders' equity
SHAREHOLDERS' EQUITY	114,955	118,613	116,265				105,977
CAPITAL	8,068	8,118	8,068	€ 48		€ 729	7,291	€ 74	7,217
SHARE PREMIUM	51,053	50,993	51,053			€ 6,343	44,912
EQUITY INSTRUMENTS ISSUED OTHER THAN CAPITAL	525	565	525		€ 686
OTHER EQUITY	216	234	216				240
ACCUMULATED RETAINED EARNINGS	53,437	56,756	53,437				49,953
OTHER RESERVES	(2,912)	(3,567)	(1,602)				(949)
(-) OWN SHARES	(22)	(59)	(22)				(7)
PROFIT ATTRIBUTABLE TO SHAREHOLDERS OF THE PARENT	6,619	7,810	6,619				6,204
(-) INTERIM DIVIDENDS	(2,029)	(2,237)	(2,029)				(1,667)
OTHER ACCUMULATED COMPREHENSIVE INCOME	(21,829)	(22,141)	(21,776)				(15,039)
ITEMS THAT WILL NOT BE RECLASSIFIED TO PROFIT OR LOSS:	(3,267)	(2,936)	(4,034)				(3,933)
Actuarial gains or losses on defined benefit pension plans	(4,033)	(3,609)	(4,033)				(3,931)
Other recognized income and expense of investments in subsidiaries, joint ventures and associates, not reclassified	(1)	1	(1)				(2)
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	773	597
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	(6)	75
ITEMS THAT MAY BE RECLASSIFIED TO PROFIT OR LOSS:	(18,562)	(19,205)	(17,742)				(11,106)
Hedge of net investments in foreign operations (effective portion)	(4,311)	(4,312)	(4,311)				(4,925)
Exchange differences	(15,430)	(15,730)	(15,430)				(8,070)
Hedging derivatives. Cash flow hedges (effective portion)	152	277	152				469
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	1,253	828
Financial assets available-for-sale			2,068				1,571
Share in other income and expenses recognized in investments in joint ventures and associates	(226)	(268)	(221)				(151)
NON-CONTROLLING INTEREST	12,236	10,889	12,344				11,761
Other comprehensive income	(1,433)	(1,292)	(1,436)				(853)
Other items	13,669	12,181	13,780				12,614
TOTAL EQUITY	105,362	107,361	106,833				102,699		98,753
TOTAL LIABILITIES AND EQUITY	€ 1,443,069	1,459,271	1,444,305				1,339,125
New IFRS Phase-in Period	5 years
Additions to right-of-use assets	€ 6,700
Provision for contingent liabilities and commitments
Liabilities [abstract]
Provisions	814	779	617				459		618
Other Provisions For Adoption Of IFRS 9 [Member]
Liabilities [abstract]
Provisions	13,872		13,872
Derivatives
Liabilities [abstract]
Financial liabilities held for trading	57,902	55,341	57,892				74,369
Short positions
Liabilities [abstract]
Financial liabilities held for trading	20,979	15,002	20,979				23,005
Deposits
Liabilities [abstract]
Financial liabilities held for trading	28,753		28,753				11,391
Financial liabilities designated at fair value through profit or loss	55,971	65,304	55,971				37,472
Financial liabilities at amortised cost	883,320	903,101	883,320				791,646
Debt instruments liability
Liabilities [abstract]
Financial liabilities designated at fair value through profit or loss	3,056	2,305	3,056				2,791
Financial liabilities at amortised cost	214,910	244,314	214,910				226,078
Other financial liabilities
Liabilities [abstract]
Financial liabilities designated at fair value through profit or loss	589	449	589
Financial liabilities at amortised cost	27,839	24,215	27,839				26,516
Derivatives
Assets [abstract]
Financial assets held for trading	57,243	55,939	57,243				72,043
Equity instruments
Assets [abstract]
Financial assets held for trading	21,353	8,938	21,353				14,497
Non-trading financial assets mandatorily at fair value through profit or loss	2,584	3,260
Financial assets designated at fair value through profit or loss			933				546
Financial assets at fair value through other comprehensive income	3,169	2,671
Financial assets available-for-sale			4,790				5,487		€ 4,849
Shareholders' equity
Financial assets available-for-sale			914				1,148
Debt instruments asset
Assets [abstract]
Financial assets held for trading	36,554	27,800	36,351				48,922
Non-trading financial assets mandatorily at fair value through profit or loss	1,792	5,587
Financial assets designated at fair value through profit or loss	3,286	3,222	3,485				3,398
Financial assets at fair value through other comprehensive income	122,077	116,819
Financial assets available-for-sale		118,420	128,481				111,287
Financial assets at amortised cost	35,772	37,696
Loans and receivables			17,543				13,237
Held-to-maturity investments			13,491				14,468
Shareholders' equity
Financial assets available-for-sale		831	1,154				423
Loans and advances
Assets [abstract]
Financial assets held for trading	10,468	202	10,511				12,725
Non-trading financial assets mandatorily at fair value through profit or loss	611	1,883
Financial assets designated at fair value through profit or loss	38,789	54,238	30,364				27,665
Financial assets at fair value through other comprehensive income	1,107	1,601
Financial assets at amortised cost	873,322	€ 908,403
Loans and receivables			885,470				€ 826,767
Loans and receivables reclassified from amortized cost to FVTPL	8,600
Under IAS 39 Before Adjustment For Classification And Measurement [Member] | Derivatives
Liabilities [abstract]
Financial liabilities held for trading			10
Under IAS 39 Before Adjustment For Classification And Measurement [Member] | Equity instruments
Assets [abstract]
Non-trading financial assets mandatorily at fair value through profit or loss			96
Under IAS 39 Before Adjustment For Classification And Measurement [Member] | Debt instruments asset
Assets [abstract]
Financial assets held for trading			203
Liabilities [abstract]
Financial liabilities held for trading			199
Under IAS 39 Before Adjustment For Classification And Measurement [Member] | Loans and advances
Assets [abstract]
Financial assets held for trading			43
Liabilities [abstract]
Financial liabilities held for trading			€ 1,152
Under IFRS 9 After Adjustment For Classification And Measurement [Member] | Derivatives
Liabilities [abstract]
Financial liabilities held for trading	10
Under IFRS 9 After Adjustment For Classification And Measurement [Member] | Equity instruments
Assets [abstract]
Non-trading financial assets mandatorily at fair value through profit or loss	96
Under IFRS 9 After Adjustment For Classification And Measurement [Member] | Debt instruments asset
Assets [abstract]
Financial assets held for trading	203
Non-trading financial assets mandatorily at fair value through profit or loss	199
Financial assets designated at fair value through profit or loss	9,577
Under IFRS 9 After Adjustment For Classification And Measurement [Member] | Loans and advances
Assets [abstract]
Financial assets at amortised cost	1,102
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Naming Modifications [Member]
Assets [abstract]
Non-trading financial assets mandatorily at fair value through profit or loss	933
Financial assets designated at fair value through profit or loss	(933)
Financial assets at fair value through other comprehensive income	124,229
Financial assets available-for-sale	(124,229)
Financial assets at amortised cost	889,779
Loans and receivables	(889,779)
Shareholders' equity
ITEMS THAT WILL NOT BE RECLASSIFIED TO PROFIT OR LOSS:	919
Other recognized income and expense of investments in subsidiaries, joint ventures and associates, not reclassified	5
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	914
ITEMS THAT MAY BE RECLASSIFIED TO PROFIT OR LOSS:	(919)
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	1,154
Financial assets available-for-sale	(2,068)
Share in other income and expenses recognized in investments in joint ventures and associates	(5)
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Naming Modifications [Member] | Equity instruments
Assets [abstract]
Non-trading financial assets mandatorily at fair value through profit or loss	933
Financial assets designated at fair value through profit or loss	(933)
Financial assets at fair value through other comprehensive income	2,636
Financial assets available-for-sale	(2,636)
Shareholders' equity
Financial assets available-for-sale	(914)
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Naming Modifications [Member] | Debt instruments asset
Assets [abstract]
Financial assets at fair value through other comprehensive income	121,593
Financial assets available-for-sale	(121,593)
Financial assets at amortised cost	15,557
Loans and receivables	(15,557)
Shareholders' equity
Financial assets available-for-sale	(1,154)
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Naming Modifications [Member] | Loans and advances
Assets [abstract]
Financial assets at amortised cost	874,222
Loans and receivables	(874,222)
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Classification And Measurement [Member]
Assets [abstract]
Financial assets held for trading	160
Non-trading financial assets mandatorily at fair value through profit or loss	4,054
Financial assets designated at fair value through profit or loss	8,226
Financial assets at fair value through other comprehensive income	2,126
Financial assets available-for-sale	(9,042)
Financial assets at amortised cost	21,297
Loans and receivables	(13,242)
Held-to-maturity investments	(13,491)
Other assets (**)	6
TOTAL ASSETS	94
Liabilities [abstract]
Financial liabilities held for trading	10
Hedging derivatives, Liabilities	(10)
Other liabilities	41
TOTAL LIABILITIES	41
Shareholders' equity
SHAREHOLDERS' EQUITY	91
OTHER RESERVES	91
OTHER ACCUMULATED COMPREHENSIVE INCOME	(53)
ITEMS THAT WILL NOT BE RECLASSIFIED TO PROFIT OR LOSS:	(152)
Other recognized income and expense of investments in subsidiaries, joint ventures and associates, not reclassified	(5)
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	(141)
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	(6)
ITEMS THAT MAY BE RECLASSIFIED TO PROFIT OR LOSS:	99
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	99
NON-CONTROLLING INTEREST	15
Other comprehensive income	3
Other items	12
TOTAL EQUITY	53
TOTAL LIABILITIES AND EQUITY	94
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Classification And Measurement [Member] | Derivatives
Liabilities [abstract]
Financial liabilities held for trading	10
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Classification And Measurement [Member] | Equity instruments
Assets [abstract]
Non-trading financial assets mandatorily at fair value through profit or loss	1,651
Financial assets at fair value through other comprehensive income	533
Financial assets available-for-sale	(2,154)
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Classification And Measurement [Member] | Debt instruments asset
Assets [abstract]
Financial assets held for trading	203
Non-trading financial assets mandatorily at fair value through profit or loss	1,792
Financial assets designated at fair value through profit or loss	(199)
Financial assets at fair value through other comprehensive income	486
Financial assets available-for-sale	(6,888)
Financial assets at amortised cost	20,195
Loans and receivables	(1,994)
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Classification And Measurement [Member] | Loans and advances
Assets [abstract]
Financial assets held for trading	(43)
Non-trading financial assets mandatorily at fair value through profit or loss	611
Financial assets designated at fair value through profit or loss	8,425
Financial assets at fair value through other comprehensive income	1,107
Financial assets at amortised cost	1,102
Loans and receivables	(11,248)
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Impairment [Member]
Assets [abstract]
Financial assets at fair value through other comprehensive income	(2)
Financial assets at amortised cost	(1,982)
Loans and receivables	8
Investments	(34)
Other assets (**)	680
TOTAL ASSETS	(1,330)
Liabilities [abstract]
Provisions	197
Other liabilities	(3)
TOTAL LIABILITIES	194
Shareholders' equity
SHAREHOLDERS' EQUITY	(1,401)
OTHER RESERVES	(1,401)
NON-CONTROLLING INTEREST	(123)
Other items	(123)
TOTAL EQUITY	(1,524)
TOTAL LIABILITIES AND EQUITY	(1,330)
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Impairment [Member] | Provision for contingent liabilities and commitments
Liabilities [abstract]
Provisions	197
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Impairment [Member] | Debt instruments asset
Assets [abstract]
Financial assets at fair value through other comprehensive income	(2)
Financial assets at amortised cost	20
Loans and receivables	8
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Impairment [Member] | Loans and advances
Assets [abstract]
Financial assets at amortised cost	€ (2,002)